Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Schedule of inventories

US$ thousand	March 31, 2023	December 31, 2022
Current
Supplies and consumables	$14,154	$12,595
Work in progress	129	670
Finished goods	7,132	9,774
Total current	$21,415	$23,039

Non-current
Supplies and consumables	$334	$354
Total non-current	$334	$354
Total	$21,749	$23,393

US$ thousand	2022	2021
Current
Supplies and consumables(1)	12,595	9,593
Work in progress	670	1,013
Finished goods	9,774	14,248
Total current	23,039	24,854

Non-current
Supplies and consumables(1)	354	431
Total non-current	354	431
Total	23,393	25,285

			January 1,
US$thousand	2021	2020	2020
Current
Supplies and consumables(1)	9,593	7,551	5,786
Work in progress	1,013	2,236	3,783
Finished goods	14,248	6,802	5,032
Total current	24,854	16,589	14,601

			Junuary 1,
US$thousand	2021	2020	2020
Non-current
Supplies and consumables(1)	431	565	518
Total non-current	431	565	518
Total	25,285	17,154	15,119
(1)	Net reversal of the write down of inventories for obsolete and slow moving stock of $165 thousand for the year (2020: write down of $228 thousand; January 1, 2020: reversal of write down of $30 thousand).